John Hancock Disciplined Value Mid Cap Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.49%	8.56%	8.44%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.74%	7.13%	6.98%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.64%	6.63%	6.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	8.85%	8.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	9.96%	9.27%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.87%	9.53%	8.83%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.13%	9.80%	9.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.43%	10.07%	9.38%